FAIR VALUE MEASUREMENTS (Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Balance at beginning of year	[1]	$ 12,431	$ 6,864
Fair value of Exchange Option within the proceeds under the mAb Funding Agreement			4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement		(269)	811
Issuance of shares in respect to Termination and Equity Conversion Agreement		$ (12,162)
Balance at end of year			12,431	[1]
Research and development component		$ 421	$ 758

[1]	The amount on the balance sheet of the research and development funding arrangement includes also Research and Development Component of $ 421 and $ 758 as of December 31, 2014 and 2013, respectively.